Investments	12 Months Ended
Dec. 31, 2013
Investments

4. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2013
U.S. government and agencies	$70,790	$3,113	$(57)	$73,846
Municipal	2,499	270	—	2,769
Corporate	190,186	5,784	(3,993)	191,977
Foreign government	4,999	165	—	5,164
RMBS	13,866	584	—	14,450
CMBS	2,588	88	—	2,676

Total fixed income securities	$284,928	$10,004	$(4,050)	$290,882

December 31, 2012
U.S. government and agencies	$86,428	$5,659	$—	$92,087
Municipal	2,499	401	—	2,900
Corporate	178,824	13,173	(29)	191,968
Foreign government	4,999	265	—	5,264
RMBS	28,239	1,498	—	29,737
CMBS	8,335	268	—	8,603

Total fixed income securities	$309,324	$21,264	$(29)	$330,559

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$35,518	$35,883
Due after one year through five years	110,661	116,264
Due after five years through ten years	111,316	111,036
Due after ten years	10,979	10,573

	268,474	273,756
RMBS and CMBS	16,454	17,126

Total	$284,928	$290,882

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$11,545	$12,138	$12,133
Short-term investments	23	20	11

Investment income, before expense	11,568	12,158	12,144
Investment expense	(633)	(568)	(308)

Net investment income	$10,935	$11,590	$11,836

Realized capital gains and losses

Realized capital gains and losses netted to zero in 2013 with gains from sales offsetting impairment write-downs. The Company recognized realized capital gains of $626 thousand and $2.1 million in 2012 and 2011, respectively. Realized capital gains and losses in 2013, 2012 and 2011 included $2 thousand, $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2013 or 2012.

Gross gains of $3 thousand, $645 thousand and $1.9 million and gross losses of $1 thousand, zero and $3 thousand were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair Value	Gross unrealized		Unrealized net gains
($ in thousands)		Gains	Losses
December 31, 2013
Fixed income securities	$290,882	$10,004	$(4,050)	$5,954
Short-term investments	55,959	1	(1)	—

Unrealized net capital gains and losses, pre-tax				5,954
Deferred income taxes				(2,084)

Unrealized net capital gains and losses, after-tax				$3,870

	Fair value	Gross unrealized		Unrealized net gains
December 31, 2012		Gains	Losses
Fixed income securities	$330,559	$21,264	$(29)	$21,235
Short-term investments	24,203	1	—	1

Unrealized net capital gains and losses, pre-tax				21,236
Deferred income taxes				(7,433)

Unrealized net capital gains and losses, after-tax				$13,803

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$(15,281)	$380	$5,247
Short-term investments	(1)	1	—

Total	(15,282)	381	5,247
Deferred income taxes	5,349	(134)	(1,836)

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(9,933)	$247	$3,411

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2013
U.S. government and agencies	1	$4,942	$(57)	—	$—	$—	$(57)
Corporate	23	75,754	(3,795)	1	1,770	(198)	(3,993)

Total	24	$80,696	$(3,852)	1	$1,770	$(198)	$(4,050)

December 31, 2012
Corporate	1	$1,936	$(29)	—	$—	$—	$(29)

Total	1	$1,936	$(29)	—	$—	$—	$(29)

As of December 31, 2013, $4.1 million of unrealized losses are related to investment grade securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Municipal bonds

All of the municipal bond issuers represented in the Company’s municipal bond portfolio were in Washington as of both December 31, 2013 and 2012.

Concentration of credit risk

As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Other investment information

As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $9.4 million were on deposit with regulatory authorities as required by law.